Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices. The Company’s Compensation Committee approves all equity award grants to our named executive officers on or before the grant date. The most recent equity award grant to our named executive officers occurred on October 2, 2020, following the Company’s initial public offering in July 2019. From time to time, the Compensation Committee may grant equity awards for various purposes, including new hires, promotions, retention, recognition, or other reasons. While the Compensation Committee has the discretion to approve equity awards to our named executive officers at any time, it does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information. Furthermore, the Company does not time the release of material nonpublic information in coordination with equity award grants in a manner designed to intentionally benefit our named executive officers or to influence the value of their compensation.

Award Timing Method	The Company’s Compensation Committee approves all equity award grants to our named executive officers on or before the grant date. The most recent equity award grant to our named executive officers occurred on October 2, 2020, following the Company’s initial public offering in July 2019. From time to time, the Compensation Committee may grant equity awards for various purposes, including new hires, promotions, retention, recognition, or other reasons.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Compensation Committee has the discretion to approve equity awards to our named executive officers at any time, it does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information. Furthermore, the Company does not time the release of material nonpublic information in coordination with equity award grants in a manner designed to intentionally benefit our named executive officers or to influence the value of their compensation.
MNPI Disclosure Timed for Compensation Value	false